Significant Accounting Policies (Predecessor) (Policies)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Use of Estimates
(b)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates include evaluation of relationships with other entities to identify whether they are variable interest entities, determination of vessel useful lives and determination of vessels’ impairment.

Foreign Currency Translation
(c)	Foreign Currency Translation

United’s functional currency is the United States dollar since the Company’s vessels operate in international shipping markets and therefore primarily transact business in U.S. Dollars. The Company’s books of accounts are maintained in U.S. Dollars. Transactions involving other currencies are translated into the United States dollar using exchange rates that are in effect at the time of the transaction. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to United States dollars at the foreign exchange rate prevailing at year-end. Gains or losses resulting from foreign currency translation are reflected in the consolidated statement of operations.

Concentration of Credit Risk
(d)	Concentration of Credit Risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and accounts receivable trade. The Company places its cash and cash equivalents and restricted cash, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of the financial institutions in which it places its deposits. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of the financial condition of its customers, receives charter hires in advance and generally does not require collateral for its accounts receivable.

Cash and Cash Equivalents
(e)	Cash and Cash Equivalents
United considers time deposits and all highly liquid investments with an original maturity of three months or less to be cash equivalents.
Accounts Receivable Trade
(h)	Accounts Receivable Trade

Accounts receivable trade at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings, net of a provision for doubtful accounts. Receivables related to spot voyages are determined to be unconditional and are included in “Accounts Receivable Trade”. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. The Company also assessed the provisions of ASC 326, Financial Instruments—Credit Losses, by assessing the counterparties’ credit worthiness and concluded that there is no material impact in the Company’s financial statements as of December 31, 2024 and 2023. No provision for doubtful accounts was established as of December 31, 2024 and 2023.

Inventories
(i)	Inventories

Inventories consist of lubricants and bunkers, which are measured at the lower of cost or net realizable value. Net realizable value is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation.  Cost is determined by the first in, first out method.

Vessels
(k)	Vessels

Vessels acquired as a part of a business combination are recorded at fair market value on the date of acquisition. Vessels acquired as asset acquisitions are stated at historical cost, which consists of the contract price less discounts, plus any material expenses incurred upon acquisition (delivery expenses and other expenditures to prepare for the vessel’s initial voyage). Vessels acquired from entities under common control are recorded at historical cost. Subsequent expenditures for conversions and major improvements are capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.

In addition, other long-term investments relating to vessels’ equipment not yet installed, are included in “Deferred charges and other investments, non-current” in the consolidated balance sheets. Amounts paid (if any) for other investments, non-current, that refer to equipment for the vessels not yet installed are included in “Vessels acquisitions and improvements” under “Cash flows from investing activities” in the consolidated statements of cash flows.

Vessel Depreciation
(l)	Vessel Depreciation

Depreciation is computed using the straight-line method over the estimated useful life of the vessels (25 years), after considering the estimated salvage value. Salvage value is estimated by the Company by taking the cost of steel times the weight of the ship noted in lightweight ton (“LWT”). Salvage values are periodically reviewed and revised to recognize changes in conditions, new regulations or for other reasons. Revisions of salvage values affect the depreciable amount of the vessels and affect depreciation expense in the period of the revision and future periods.

Effective January 1, 2024 and following management’s reassessment of the residual value of the vessels, the estimated scrap value per LWT was increased to $0.35 from $0.30. Management’s estimate was based on the average demolition prices prevailing in the market in the last 15 years. The effect of this change in accounting estimate, which did not require retrospective application as per ASC 250 “Accounting Changes and Error Corrections”, was to decrease net loss for the year ended December 31, 2024, by $786 or $0.09 per weighted average number of shares, both basic and diluted based on the Company’s existing fleet as of January 1, 2024.

Impairment of Long-Lived Assets (Vessel)
(m)	Impairment of Long-Lived Assets (Vessels) and Right-of-use assets

The Company reviews its long-lived assets (vessels) and right-of-use assets for impairment whenever events or changes in circumstances, such as prevailing market conditions, obsolesce or damage to the asset, business plans to dispose a vessel earlier than the end of its useful life and other business plans, indicate that the carrying amount of the assets, plus any unamortized dry-docking costs or right-of use assets, may not be recoverable. The volatile market conditions with decreased charter rates and decreased vessel market values are conditions that the Company considers to be indicators of a potential impairment for its vessels and right-of use assets.
The Company determines undiscounted projected operating cash flows for each vessel and right-of use asset and compares it to the vessel’s carrying value, plus any unamortized dry-docking costs or right-of-use asset. When the undiscounted projected operating cash flows expected to be generated by the use of the vessel and/or its eventual disposition and right-of-use asset are less than the vessel’s carrying value, plus any unamortized dry-docking costs or right-of-use asset, the Company impairs the carrying amount of the vessel or right-of-use asset. Measurement of the impairment loss is based on the fair value of the asset as determined by independent valuators and use of available market data. The undiscounted projected operating cash inflows are determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the non-fixed days (based on a combination of one year charter rates estimates and the average of the trailing 10-year historical charter rates, excluding outliers) adjusted for commissions, expected off hires due to scheduled maintenance and estimated unexpected breakdown off hires. The undiscounted projected operating cash outflows are determined by applying various assumptions regarding vessel operating expenses and scheduled maintenance.
For the year ended December 31, 2024, indicators of impairment existed for two of the Company’s vessels and one of the Company’s right-of use assets. The carrying value of the Company’s vessels plus any unamortized dry-docking costs and right-of use-assets for which impairment indicators existed as at December 31, 2024, was $44,009 and $27,560, respectively. From the impairment exercise performed, the undiscounted projected operating cash flows expected to be generated by the use of these two vessels and one right-of-use asset were higher than the vessels’ carrying value, plus any unamortized dry-docking costs and right-of-use assets, and thus the Company concluded that no impairment charge should be recorded.

Dry-Docking and Special Survey Costs
(o)	Dry-Docking and Special Survey Costs

The Company follows the deferral method of accounting for dry-docking costs and special survey costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Dry-docking costs which are not fully amortized by the next dry-docking period are expensed. Amounts are included in “Deferred charges and other investments, non-current”.

Commitments and Contingencies
(p)	Commitments and Contingencies

Liabilities for loss contingencies, arising from claims, assessments, litigation, fines and penalties, environmental and remediation obligations and other sources are recorded when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

Revenue Recognition
(q)	Revenue Recognition

Revenues are generated from time charters and spot charters. Revenues generated from time charter agreements contain a lease as they meet the criteria of a lease under ASC 842. Agreements with the same charterer are accounted for as separate agreements according to their specific terms and conditions. All agreements contain a minimum non-cancellable period and an extension period at the option of the charterer. Each lease term is assessed at the inception of that lease. Under a time charter agreement, the charterer pays a daily hire for the use of the vessel and reimburses the owner for hold cleanings, extra insurance premiums for navigating in restricted areas and damages caused by the charterers.

Time charter revenue is recorded over the term of the charter agreement as the service is provided and collection of the related revenue is reasonably assured. Under a time charter, revenue is adjusted for a vessel’s off hire days due to major repairs, dry dockings or special or intermediate surveys. Revenues from time charter agreements providing for varying annual rates are accounted for as operating leases and thus recognized on a straight-line basis over the non-cancellable rental periods of such agreements, as service is performed. Time charter agreements may include ballast bonus payments made by the charterer which serve as compensation for the ballast trip of the vessel to the delivery port, which are deferred and also recognized on a straight line basis over the charter period. Deferred revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met. The Company, as lessor, has elected not to separate lease and non-lease components (operation and maintenance of the vessel) as their timing and pattern of transfer to the charterer, as the lessee, are the same and the lease component, if accounted for separately, would be classified as an operating lease. Additionally, the lease component is considered the predominant component as the Company has assessed that more value is ascribed to the vessel rather than to the services provided under the time charter contracts. Vessels are employed on short to medium-term time charter contracts, which provide flexibility in responding to market developments. For dry bulk vessels, rental income on the Company’s time charters is calculated at an index linked rate based on the five T/C routes rate of the Baltic Capesize Index and Baltic Panamax Index. Under the terms of our dry bulk vessels’ time charter agreements, the Company has the option to convert the floating index linked rate into a fixed charter rate based on the prevailing forward freight agreement curves.

Spot charter agreements are charter hires, where a contract is made in the spot market for the use of a vessel for a specific voyage at a specified charter rate per ton of cargo. Spot charter revenue is recognized on a pro-rata basis over the duration of the voyage from loading to discharge, when a voyage agreement exists, the price is fixed or determinable, service is provided and the collection of the related revenue is reasonably assured.  For voyage charters, the Company satisfies its single performance obligation to transfer cargo under the contract over the voyage period. The Company has taken the practical expedient not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

Demurrage income, which is considered a form of variable consideration, is included in voyage revenues, and represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter agreements.
Pool revenue for each vessel is determined in accordance with the profit-sharing mechanism specified within each pool agreement. In particular, the Company’s pool managers aggregate the revenues and expenses of all of the pool participants and distribute the net earnings to participants, as applicable:
•	based on the pool points attributed to each vessel (which are determined by vessel attributes such as cargo carrying capacity, speed, fuel consumption, and construction and other characteristics); or
•	by making adjustments to account for the cost performance, the bunkering fees and the trading capabilities of each vessel; and
•	the number of days the vessel participated in the pool in the period (excluding off-hire days).

The Company records revenue generated from the pools in accordance with ASC 842, Leases, since it assesses that a vessel pool arrangement is a variable time charter with the variable lease payments recorded as income in profit or loss in the period in which the changes in facts and circumstances on which the variable lease payments are based occur.

Commissions
(r)	Commissions

Commissions, which include address and brokerage commissions, are recognized in the same period as the respective charter revenues. Address commissions to third parties and commissions to related parties (Note 3) are included in “Vessel revenue, net” while brokerage commissions to third parties are included in “Voyage expenses”. For the years ended December 31, 2024, 2023 and 2022, an amount of $1,761, $1,113 and $424, respectively, was included in “Vessel revenue, net” related to commission to third parties.

Repairs and Maintenance
(u)	Repairs and Maintenance

All repair and maintenance expenses, including major overhauling and underwater inspection expenses are expensed in the year incurred. Such costs are included in “Vessel operating expenses”.

Finance Costs
(v)	Financing Costs

Underwriting, legal and other direct costs incurred with the issuance of long-term debt or to refinance existing debt are deferred and amortized to interest expense over the life of the related debt using the effective interest method under modification guidance. The Company presents unamortized deferred financing costs as a reduction of long-term debt in the accompanying balance sheet. For the accounting of the unamortized deferred financing costs following debt extinguishment, see below (Note 2(ab)).

Income Taxes
(w)	Income Taxes

Pursuant to the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the company operating the ships meets both of the following requirements: (a) the Company is organized in a foreign country that grants an equivalent exception to corporations organized in the United States and (b) either (i) more than 50% of the value of the Company’s stock is owned, directly or indirectly, by individuals who are “residents” of the Company’s country of organization or of another foreign country that grants an “equivalent exemption” to corporations organized in the United States (50% Ownership Test) or (ii) the Company’s stock is “primarily and regularly traded on an established securities market” in its country of organization, in another country that grants an “equivalent exemption” to United States corporations, or in the United States (Publicly-Traded Test).
Notwithstanding the foregoing, the regulations provide, in pertinent part, that each class of the Company’s stock will not be considered to be “regularly traded” on an established securities market for any taxable year in which 50% or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified stock attribution rules, on more than half the days during the taxable year by persons who each own 5% or more of the value of such class of the Company’s outstanding stock (“5 Percent Override Rule”).
Based on the Company’s analysis of its shareholdings during 2024, the Publicly-Traded Test for the entire 2024 year has been satisfied in that less than 50% of the Company’s issued and outstanding shares were owned by shareholders none of whom owned directly or indirectly 5% or more of the vote and value of such class of stock for more than half the days during the 2024 taxable year. Effectively, the Company and each of its subsidiaries qualify for this statutory tax exemption for the 2024 taxable year.
Certain charterparties of the Company contain clauses that permit the Company to seek reimbursement from charterers of any U.S. tax paid. The Company’s U.S. federal income tax based on its U.S. source shipping income for 2024 and 2023 was $NIL and $NIL, respectively.

Fair Value Measurements
(aa)	Fair Value Measurements

The Company follows the provisions of ASC 820, Fair Value Measurement, which defines and provides guidance as to the measurement of fair value. The guidance creates a fair value hierarchy of measurement and describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at fair value in one of the following categories:
•	Level 1: Quoted market prices in active markets for identical assets or liabilities;
•	Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
•	Level 3: Unobservable inputs that are not corroborated by market data.

Debt Modifications and Extinguishments
(ab)	Debt Modifications and Extinguishments

The Company follows the provisions of ASC 470-50, Modifications and Extinguishments, to account for all modifications or extinguishments of debt instruments, except debt that is extinguished through a troubled debt restructuring or a conversion of debt to equity securities of the debtor pursuant to conversion privileges provided in terms of the debt at issuance. This Subtopic also provides guidance on whether an exchange of debt instruments with the same creditor constitutes an extinguishment and whether a modification of a debt instrument should be accounted for in the same manner as an extinguishment. In circumstances where an exchange of debt instruments or a modification of a debt instrument does not result in extinguishment accounting, this Subtopic provides guidance on the appropriate accounting treatment. Costs associated with new loans or refinancing of existing loans, including fees paid to lenders or required to be paid to third parties on the lender’s behalf for obtaining new loans or refinancing existing loans, are recorded as deferred charges. Costs paid directly to third parties are expensed as incurred. Deferred financing costs are presented as a deduction from the corresponding liability. Such fees are deferred and amortized to interest and finance costs during the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced, meeting the criteria of debt extinguishment, are expensed in the period the repayment or refinancing is made. In particular, ASC 470-50-40-2 indicates that for extinguishments of debt, the difference between the reacquisition price and the net carrying amount of the extinguished debt (which includes any deferred debt issuance costs) should be recognized as a gain or loss when the debt is extinguished and identified as a separate item.

Segment Reporting
(z)	Segment Reporting

The Company reports financial information and evaluates its operations by total charter revenues and not by the length of vessel employment, customer, type of charter or geographical area as the charterer is free to trade the vessel worldwide and as a result, the disclosure of geographic information is impracticable. Although revenue can be identified for different types of charters, management does not identify expenses, profitability or other financial information for different charters. As a result, management, including the Chief Operating Decision Maker (or “CODM”), reviewed operating results solely by revenue per day and consolidated operating results of the fleet, and thus the Company had determined that it had only one operating and reportable segment and has identified the Chairman and Chief Executive Officer as the CODM in accordance with ASC 280, Segment Reporting. The accounting policies applied to the reportable segment are the same as those used in the preparation of the Company’s consolidated financial statements.

Going Concern
(ai)	Going Concern

Under ASC 205-40, Going Concern, management is required to evaluate whether there is substantial doubt about a company’s ability to continue as a going concern.  For each reporting period, management is required to evaluate whether there are conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the financial statements are issued. The Company’s cash flow projections indicate that it will be in a position to meet its obligations and cover the liquidity needs that become due in the twelve-month period ending one year after the financial statements are issued.

Recent Accounting Pronouncements Adopted and Not Yet Adopted
Recent Accounting Pronouncements Adopted

The Company has adopted ASU 2023-07, which requires the disclosure of significant segment expenses that are part of an entity’s segment measure of profit or loss and regularly provided to the CODM. In addition, it adds or makes clarifications to other segment-related disclosures, such as clarifying that the disclosure requirements in ASC 280 are required for entities with a single reportable segment and that an entity may disclose multiple measures of segment profit and loss. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods beginning after December 15, 2024. The Company has one reportable segment and has identified the Chairman and Chief Executive Officer as the CODM in accordance with ASC 280, Segment Reporting. The accounting policies applied to the reportable segment are the same as those used in the preparation of the Company’s consolidated financial statements. The adoption of ASU No. 2023-07 did not have any effect in the Company’s consolidated financial statements, other than the disclosures made in this paragraph and relevant “Segment Reporting” accounting policy (Note 2z).

Recent Accounting Pronouncements – Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The standard is intended to require more detailed disclosure about specified categories of expenses (including employee compensation, depreciation, and amortization) included in certain expense captions presented on the face of the income statement. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to all prior periods presented in the financial statements. The Company is currently assessing the impact this standard will have on its consolidated financial statements.

There are no other recent accounting pronouncements the adoption of which is expected to have a material effect on the Company’s consolidated financial statements in the current or any future periods.

United Maritime Predecessor [Member]
Significant Accounting Policies [Abstract]
Basis of Presentation
(a)	Basis of Presentation

The accompanying predecessor carve-out financial statements include the accounts of the legal entity comprising the Subsidiary as discussed in Note 1. United Maritime Predecessor has historically operated as part of Parent and not as a standalone company. Financial statements representing the historical operations of Parent’s business have been derived from Parent’s historical accounting records and are presented on a carve-out basis. All revenues, costs, assets and liabilities directly associated with the business activity of United Maritime Predecessor are included in the financial statements. The financial statements are prepared in conformity with the U.S. generally accepted accounting principles and reflect the financial position, results of operations and cash flows associated with the business activity of the United Maritime Predecessor as they were historically managed.

The predecessor carve-out statements of operations also reflect intercompany expense allocations made to United Maritime Predecessor by Seanergy of certain general and administrative expenses from Parent (Note 4). However, amounts recognized by United Maritime Predecessor are not necessarily representative of the amounts that would have been reflected in the financial statements had the Subsidiary operated independently of the Parent as the Subsidiary would have had additional administrative expenses, including legal, professional, treasury and regulatory compliance and other costs normally incurred by a listed public entity. Management has estimated these additional administrative expenses to be $0.3 million, $0.6 million and $0.3 million, for the period from January 1, 2022 to July 5, 2022, and for the years ended December 31, 2021 and 2020, respectively. Both the United Maritime Predecessor and Seanergy consider the basis on which the expenses have been allocated to be a reasonable reflection of the utilization of services provided to or the benefit received by the Subsidiary during the periods presented. The allocations may not, however, reflect the expense the Subsidiary would have incurred as an independent, publicly traded company for the periods presented.

United Maritime Predecessor’s accounting pronouncements are in alignment with the Parent’s accounting pronouncement as adopted.

United Maritime Predecessor has no common capital structure for the combined business and, accordingly, has not presented historical earnings per share.

Use of Estimates
(b)	Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates include evaluation of relationships with other entities to identify whether they are variable interest entities, determination of vessel useful life and determination of vessel impairment.

Foreign Currency Translation
(c)	Foreign Currency Translation

The Subsidiary’s functional currency is the United States dollar since the Subsidiary ‘s vessel operates in international shipping markets and therefore primarily transact business in U.S. Dollars. The Subsidiary ‘s books of accounts are maintained in U.S. Dollars. Transactions involving other currencies are translated into the United States dollar using exchange rates, which are in effect at the time of the transaction. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to U.S. Dollars at the foreign exchange rate prevailing at year-end. Gains or losses resulting from foreign currency translation are reflected in the carve-out statements of operations.

Concentration of Credit Risk
(d)	Concentration of Credit Risk

Financial instruments, which potentially subject the Subsidiary to significant concentrations of credit risk, consist principally of cash and cash equivalents and accounts receivable trade. The Subsidiary limits its credit risk with accounts receivable trade by performing ongoing credit evaluations of its customers’ financial condition.

Cash and Cash Equivalents
(e)	Cash and Cash Equivalents
The Subsidiary considers time deposits and all highly liquid investments with an original maturity of three months or less to be cash equivalents.
Accounts Receivable Trade
(f)	Accounts Receivable Trade

Accounts receivable trade, at each balance sheet date, include receivables from charterers for hire, freight and demurrage billings, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. The Subsidiary also assessed the provisions of ASC 326, Financial Instruments—Credit Losses, by assessing the counterparties’ credit worthiness and concluded that there is no material impact for the period from January 1, 2022 through July 5, 2022 and as of December 31, 2021 and 2020, respectively.

Inventories
(g)	Inventories

Inventories consist of lubricants. Inventory is measured at the lower of cost or net realizable value. Net realizable value is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. Cost is determined by the first in, first out method.

Vessels
(h)	Vessels

Vessels acquired as a part of a business combination are recorded at fair market value on the date of acquisition. Vessels acquired as asset acquisitions are stated at historical cost, which consists of the contract price less discounts, plus any material expenses incurred upon acquisition (delivery expenses and other expenditures to prepare for the vessel’s initial voyage). Vessels acquired from entities under common control are recorded at historical cost. Subsequent expenditures for conversions and major improvements are capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.

In addition, other long-term investments, relating to vessels’ equipment not yet installed, are included in “Deferred charges and other-long term investments, non-current” in the carve-out balance sheet. Amounts paid (if any) for other-long term investments, non-current, refer to equipment for the vessels not yet installed, and are included in “Vessel’s improvements” under “Cash flows from investing activities” in the carve-out statements of cash flows.

Vessel Depreciation
(i)	Vessel Depreciation

Depreciation is computed using the straight-line method over the estimated useful life of the vessel, after considering the estimated salvage value. Management estimates the useful life of the Subsidiary’s vessel to be 25 years from the date of initial delivery from the shipyard. Salvage value is estimated by the Subsidiary by taking the cost of steel times the weight of the ship noted in lightweight ton (“LWT”). Salvage values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revisions of salvage values affect the depreciable amount of the vessels and affects depreciation expense in the period of the revision and future periods.

Impairment of Long-Lived Assets (Vessel)
(j)	Impairment of Long-Lived Assets (Vessel)

The Subsidiary reviews its long-lived asset (vessel) for impairment whenever events or changes in circumstances, such as prevailing market conditions, obsolesce or damage to the asset, and business plans to dispose the vessel earlier than the end of its useful life indicate that the carrying amount of the vessel plus unamortized drydocking costs and cost of any equipment not yet installed, may not be recoverable. The volatile market conditions in the dry bulk market with decreased charter rates and decreased vessel market values are conditions that the Subsidiary considers indicators of a potential impairment for its vessel.

The Subsidiary determines undiscounted projected operating cash flows for its vessel and compares it to the vessel’s carrying value, plus unamortized dry-docking costs and cost of any equipment not yet installed. When the undiscounted projected operating cash flows expected to be generated by the use of the vessel and/or its eventual disposition are less than its carrying value, plus unamortized dry-docking costs and cost of any equipment not yet installed, the Subsidiary impairs the carrying amount of the vessel. Measurement of the impairment loss is based on the fair value of the asset as determined by independent valuators and use of available market data. The undiscounted projected operating cash inflows are determined by considering the charter revenues from existing time charters for the fixed days and an estimated daily time charter equivalent for the non-fixed days (based on a combination of one year charter rates estimates and the average of the trailing 10-year historical charter rates, excluding outliers) adjusted for commissions, expected off hires due to scheduled maintenance and estimated unexpected breakdown off hires. The undiscounted projected operating cash outflows are determined by applying various assumptions regarding vessel operating expenses and scheduled maintenance.

The Subsidiary’s assessment concluded that no impairment loss should be recorded for the period from January 1, 2022 to July 5, 2022 and for the years ended December 31, 2021 and December 31, 2020.

Dry-Docking and Special Survey Costs
(k)	Dry-Docking and Special Survey Costs

The Subsidiary follows the deferral method of accounting for dry-docking costs and special survey costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the expected date of the next dry-docking which is scheduled to become due in 2 to 3 years. Dry-docking costs which are not fully amortized by the next dry-docking period are expensed.

Commitments and Contingencies
(l)	Commitments and Contingencies

Liabilities for loss contingencies, arising from claims, assessments, litigation, fines and penalties, environmental and remediation obligations and other sources are recorded when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

Revenue Recognition
(m)	Revenue Recognition

Revenues are generated from time charters. A time charter is a contract for the use of a vessel as well as vessel operations for a specific period of time and a specified daily charter hire rate, which is generally payable in advance. A bareboat charter is a contract in which the vessel is provided to the charterer for a fixed period of time at a specified daily rate, which is generally payable in advance.

Time charter revenue is recorded over the term of the charter agreement as the service is provided and collection of the related revenue is reasonably assured. Under a time charter, revenue is adjusted for a vessel’s off hire days due to major repairs, dry dockings or special or intermediate surveys.

In February 2016, the FASB issued ASU No. 2016-–2 - Leases (ASC 842), and as amended, it requires lessees to recognize most leases on the carve-out balance sheet. The Subsidiary adopted ASC 842, as amended from time to time, retrospectively from January 1, 2018. The Subsidiary also elected to apply the additional and optional transition method to new and existing leases at the adoption date as well as all the practical expedients which allowed the Subsidiary’s existing lease arrangements, in which it was a lessee or lessor, classified as operating leases under ASC 840 to continue to be classified as operating leases under ASC 842. The Subsidiary assessed the time charter contracts and concluded that these contracts contain a lease with the related executory costs (insurance), as well as non-lease components to provide other services related to the operation of the vessel, with the most substantial service being the crew cost to operate the vessel. The Subsidiary concluded that the criteria for not separating lease and non-lease components of its time charter contracts are met, since (i) the time pattern of recognizing revenues for crew and other services for the operation of the vessels is similar to the time pattern of recognizing rental income, (ii) the lease component of the time charter contracts, if accounted for separately, would be classified as an operating lease, and (iii) the predominant component in its time charter agreements is the lease component. In this respect, the Subsidiary accounts for the combined component as an operating lease in accordance with ASC 842. The Subsidiary recognizes income from lease payments over the lease term on a straight-line basis. The Subsidiary recognizes income for variable lease payments in the period when changes in facts and circumstances on which the variable lease payments occur. Rental income on the Subsidiary’s time charterers is mostly calculated at an index linked rate based on the five T/C routes rate of the Baltic Capesize Index. In addition, the Subsidiary had the option to convert the index-linked rate to a fixed one for a period ranging between 2 and 12 months, based on the prevailing Capesize Forward Freight Agreement (“FFA”) rate for the selected period. The Subsidiary exercised such option and earned fixed rates for each of the last three quarters of 2021, after which it reverted to earn index-linked rate. On February 21, 2022, the Subsidiary exercised its option and converted the index-linked rate to a fixed rate until July 5, 2022. (Note 8).

Charterers individually accounting for more than 10% of revenues during the period from January 1, 2022 through July 5, 2022 and for the years ended December 31, 2021 and 2020 were:

Customer	From January 1, 2022 through July 5, 2022	2021	2020
A	100%	100%	100%
Total	100%	100%	100%

Subsidiary’s vessel revenue, net figures derived from time charters for the period from January 1, 2022 to July 5, 2022 and for the years ended December 31, 2021 and 2020 was $2,327,323, $7,395,241 and $4,124,016, respectively.

Deferred revenue represents cash received in advance of performance under the contract prior to the balance sheet date and is realized when the associated revenue is recognized under the contract in periods after such date. The Deferred revenue is allocated on a straight-line basis over the minimum duration of each charter party, except for unearned revenue, which represents cash received in advance of services which have not yet been provided.

Commissions
(n)	Commissions

Commissions, which include address and brokerage commissions, are recognized in the same period as the respective charter revenues. Address commissions to third parties are included in Commissions. Address commission to related parties are included in Commissions-related party. Brokerage commissions to third parties are included in Voyage expenses.

Voyage Expenses
(o)	Voyage Expenses

Voyage expenses primarily consist of port, canal, bunker expenses and brokerage commissions that are unique to a particular charter and are paid for by the charterer under time charter agreements.

Subsidiary’s voyage expenses figures derived from time charters for the period ended from January 1, 2022 to July 5, 2022 and for the years ended December 31, 2021 and 2020 was $440,132, $144,614 and $132,796, respectively.

Repairs and Maintenance
(p)	Repairs and Maintenance

All repair and maintenance expenses, including major overhauling and underwater inspection expenses are expensed in the year incurred. Such costs are included in Vessel operating expenses.

Finance Costs
(q)	Finance Costs

Underwriting, legal and other direct costs incurred with the issuance of long-term debt or to refinance existing debt are deferred and amortized to interest expense over the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid are expensed in the period the repayment is made. The Subsidiary presents unamortized deferred financing costs as a reduction of long-term debt in the accompanying carve-out balance sheet.

Income Taxes
(r)	Income Taxes

Under the laws of the country of the Subsidiary’s incorporation and the vessel’s registration, the Subsidiary is not subject to tax on international shipping income; however, it is subject to registration and tonnage taxes, which are included in vessel operating expenses in the accompanying carve-out statements of operations.

The vessel-owning companies with vessels that have called on the United States are obliged to file tax returns with the Internal Revenue Service and pay tax at a rate of 4% on U.S.-source gross transportation income (generally, 50% of revenues from voyages to or from the U.S.) unless an exemption applies. The Subsidiary’s vessel did not call on U.S. ports at any time between 2020 through July 5, 2022.

Fair Value Measurements
(s)	Fair Value Measurements

The Subsidiary follows the provisions of ASC 820 “Fair Value Measurements and Disclosures”, which defines fair value and provides guidance for using fair value to measure assets and liabilities. The guidance creates a fair value hierarchy of measurement and describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Subsidiary classifies and discloses its assets and liabilities carried at the fair value in one of the following categories:

○	Level 1: Quoted market prices in active markets for identical assets or liabilities;
○	Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
○	Level 3: Unobservable inputs that are not corroborated by market data.

Debt Modifications and Extinguishments
(t)	Debt Modifications and Extinguishments

The Subsidiary follows the provisions of ASC 470-50, Modifications and Extinguishments, to account for all modifications or extinguishments of debt instruments, except debt that is extinguished through a troubled debt restructuring or a conversion of debt to equity securities of the debtor pursuant to conversion privileges provided in terms of the debt at issuance. This Subtopic also provides guidance on whether an exchange of debt instruments with the same creditor constitutes an extinguishment and whether a modification of a debt instrument should be accounted for in the same manner as an extinguishment. In circumstances where an exchange of debt instruments or a modification of a debt instrument does not result in extinguishment accounting, this Subtopic provides guidance on the appropriate accounting treatment. Costs associated with new loans or refinancing of existing loans, including fees paid to lenders or required to be paid to third parties on the lender’s behalf for obtaining new loans or refinancing existing loans, are recorded as deferred charges. Costs paid directly to third parties are expensed as incurred. Deferred financing costs are presented as a deduction from the corresponding liability. Such fees are deferred and amortized to interest and finance costs during the life of the related debt using the effective interest method. For loans repaid or refinanced that meet the criteria of debt extinguishment, the difference between the settlement price and the net carrying amount of the debt being extinguished (which includes any deferred debt issuance costs) is recognized as a gain or loss in the carve-out statements of operations.

Segment Reporting
(u)	Segment Reporting

The Subsidiary reports financial information and evaluates its operations by total charter revenues and not by the length of vessel employment, customer, or type of charter. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus, the Subsidiary has determined that it operates under one reportable segment. Furthermore, a vessel is chartered, the charterer is free to trade the vessel worldwide and, as a result, disclosure of geographic information is impracticable.

Going Concern
(v)	Going Concern

Under ASC 205-40, Going Concern, management is required to evaluate whether there is substantial doubt about a company’s ability to continue as a going concern and on related required footnote disclosures.  For each reporting period, management is required to evaluate whether there are conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the financial statements are issued.

Recent Accounting Pronouncements Adopted and Not Yet Adopted
Recent Accounting Pronouncements Adopted

The Subsidiary has adopted ASU No. 2021-05 Leases (Topic 842): Lessors-Certain Leases with Variable Lease Payments. The ASU amends the lessor lease classification guidance in ASC 842 for leases that include any amount of variable lease payments that are not based on an index or rate. If such a lease meets the criteria in ASC 842-10-25-2 through 25-3 for classification as either a sales-type or direct financing lease, and application of the sales-type or direct financing lease recognition guidance would result in recognition of a selling loss, then the amendments require the lessor to classify the lease as an operating lease. The adoption of ASU No. 2021-05 did not have an impact in the Subsidiary’s financial statements and related disclosures.

Recent Accounting Pronouncements – Not Yet Adopted

There are no recent accounting pronouncements the adoption of which is expected to have a material effect on the Company’s financial statements in the current or any future periods.